30. ADDITIONAL INFORMATION TO CASH FLOWS	12 Months Ended
Dec. 31, 2018
Additional Information To Cash Flows
ADDITIONAL INFORMATION TO CASH FLOWS

The following table provides additional information on transactions related to the statement of cash flows:

Consolidated
	12/31/2018	12/31/2017	12/31/2016
Income tax and social contribution paid	336,962	268,847	456,227
Addition to PP&E with interest capitalization (note 10 and 25)	71,611	91,957	215,794
Acquisition of fixed assets through loans	10,792	4,265	7,437
Non-monetary transaction with joint venture		20,264
	419,365	385,333	679,458